Pension and Severance Plans (Accumulated Benefit Obligations for All Defined Benefit Pension Plans) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Japan
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligations	¥ 654,209	¥ 1,029,910
Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligations	¥ 354,100	¥ 336,185